Derviative Financial Liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [text block] [Abstract]
Schedule of illustrates the movement on the warrants
31 December 2020
USD ‘000
Initial recognition of Warrants at the close of the Business Combination – now reclassified from equity to a liability	9,210
Change in fair value for the year ended 31 December 2020	4,418
Fair value of Warrants at the end of the year (restated)	13,628